Quarterly Results of Operations - Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended																	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Net sales		$ 608,244	$ 608,111		$ 574,853		$ 554,446		$ 552,028		$ 541,530		$ 509,570		$ 492,639		$ 482,012			$ 2,289,438	$ 2,025,751	$ 1,821,313
Gross profit		218,543	211,715		204,638		195,151		192,440		182,278		172,552		166,898		162,713			803,944	684,441	610,497
Income from continuing operations			28,531		26,292		26,383		31,308		31,031		33,137		25,736		24,430			112,514	114,334	81,356
Net income		23,998	30,990		26,292		26,383		31,308		29,499		18,226		22,452		20,668			114,973	90,845	70,363
Net income attributable to The WhiteWave Foods Company	$ 18,086	$ 23,998	$ 29,711		$ 26,292		$ 26,383		$ 31,308		$ 30,124		$ 29,763		$ 24,959		$ 22,549		$ 95,608	$ 113,694	$ 107,395	$ 79,098
Earnings per common share:
Net income per common share - basic and diluted			$ 0.19	[1]	$ 0.18	[1]	$ 0.18	[1]	$ 0.21	[1]	$ 0.20	[1]	$ 0.12	[1]	$ 0.15	[1]	$ 0.14	[1]
WhiteWave Foods [Member]
Earnings per common share:
Net income per common share - basic and diluted			$ 0.18	[1]	$ 0.18	[1]	$ 0.18	[1]	$ 0.21	[1]	$ 0.20	[1]	$ 0.20	[1]	$ 0.17	[1]	$ 0.15	[1]

[1]	Earnings per common share calculations for each of the quarters were based on the basic and diluted weighted average number of shares outstanding for each quarter. The sum of the quarters may not necessarily be equal to the full year earnings per common share amount.